PREPAYMENT AND OTHER ASSETS (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Allowance for uncollected amounts		$ 99,604
Prepaid to well equipment	$ 609,604
Allowance on the VAT receivable current	632,019	3,829
Allowance on the VAT receivable non current	$ 307,868	14,241
Discount rate	7.18%
Allowance on the VAT receivable current	$ 22,416
Allowance on the VAT receivable non current	307,868
VAT receivable non current	1,534,521	1,294,611
VAT receivable current	$ 334,608	$ 348,112